Non-current assets and disposal groups held for sale	6 Months Ended
Jun. 30, 2023
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets and disposal groups held for sale Within the balance sheet, non-current assets and disposal groups held for sale are reported in Other assets and Other liabilities. This note provides further explanation on the nature and the financial impact of the non-current assets and disposal groups held for sale as of June 30, 2023. Non-current assets and disposal groups held for sale at the reporting date Total assets held for sale amounted to € 13 million as of June 30, 2023 (December 31, 2022: € 40 million) and the disposal groups included liabilities of € 220 million as of June 30, 2023 (December 31, 2022: € 208 million). As of June 30, 2023 for the three and six months ended, there were no unrealized net gains or losses (December 31, 2022: € 0 million) relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss).